Quantitative Advisors
                                   55 Old Bedford Road
                                   Lincoln, MA 01773
                                   August 3, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE:  Quantitative Group of Funds
     (Reg. No. 2-84904) (811-3790)(the "Fund")
     Post-Effective Amendment No. 26 to
     Registration Statement on Form N-1A

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 26 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on July 29, 2004.

     Comments or questions concerning this certificate may be directed to Elizabeth A. Watson at 781-259-1144.

                         Very truly yours,

                         Quantitative Group of Funds

                              /s/ Willard L. Umphrey
                         By:  ------------------
                              Willard L. Umphrey
                              President


cc:  Mark P. Goshko, Esq
     Kirkpatrick & Lockhart LLP